Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit at third-party payment channels	[1]	¥ 258,039		¥ 190,238
Advance to suppliers	[2]	94,100		140,022
Interest receivable		87,057		54,920
Input VAT	[3]	69,075		24,164
Prepaid income tax and other expenses		55,084		52,499
Deferred platform commission cost		36,189		27,925
Advance to game developers		8,463		6,012
Game promotions fees paid on behalf of game developers		3,069		17,840
Others		9,903		24,562
Prepaid expenses and other current assets		¥ 620,979	$ 90,318	¥ 538,182

[1]	Deposit at third party payment channels are mainly the cash deposited in certain third party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items to withdraw their revenue sharing and the customer payment to the Group's account through the third party payment channels.
[2]	Advance to suppliers were primarily for advertising fees, live video broadcasting service fees and other professional service fees.
[3]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.